Other Operating Income And Expenses - Other Income and Expense (Details) - EUR (€) € in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Disclosure Of Other Operating Income Expenses [Line Items]
Miscellaneous other operating expense	€ (693)	€ (466)	€ (1,207)
Other operating income	281	273	825
Other operating income/(expenses), net, related to Regeneron Alliance	(446)	(211)	(633)
Antibodies Alliance
Disclosure Of Other Operating Income Expenses [Line Items]
Miscellaneous other operating expense	(482)	(234)	(681)
Other
Disclosure Of Other Operating Income Expenses [Line Items]
Miscellaneous other operating expense	(8)	(7)	(14)
Immuno-Oncology Alliance
Disclosure Of Other Operating Income Expenses [Line Items]
Other operating income	44	30	62
Income & expense related to (profit)/loss sharing of the Antibodies Alliance | Antibodies Alliance
Disclosure Of Other Operating Income Expenses [Line Items]
Miscellaneous other operating expense	(341)	(16)	(253)
Additional share of profit paid by Regeneron related to development costs | Antibodies Alliance
Disclosure Of Other Operating Income Expenses [Line Items]
Other operating income	35	0	21
Commercialization related expenses | Antibodies Alliance
Disclosure Of Other Operating Income Expenses [Line Items]
Miscellaneous other operating expense	(176)	(218)	(449)
Regeneron | Other operating income (expense)
Disclosure Of Other Operating Income Expenses [Line Items]
Other operating income	€ 79	€ 30	€ 82